Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022	Jan. 01, 2022	Jan. 02, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VS. PERFORMANCE DISCLOSURE

The table below reflects information regarding the compensation of our NEOs and our financial performance for the last five fiscal years in accordance with SEC rules.

Year	Summary Compensation Table Total for Stander ($) (1)	Compensation Actually Paid to Stander ($) (2)	Summary Compensation Table Total for Butier ($) (1)	Compensation Actually Paid to Butier ($) (2)	Average Summary Compensation Table Total for Non-CEO NEOs ($) (1)	Average Compensation Actually Paid to Non-CEO NEOs ($) (2)	Value of Initial Fixed $100 Investments Based on:		Net Income ($)	Adjusted EPS ($) (4)
							Total Stockholder Return ($)	Peer Group Total Stockholder Return ($) (3)

2024	$9,853,372	$7,425,336	–	–	$3,102,488	$1,321,463	$155.20	$136.22	$704,936,000	$9.43

2023	$6,070,962	$7,216,077	$ 9,700,108	$10,879,032	$2,107,852	$ 351,353	$165.02	$118.91	$502,988,000	$7.90

2022	–	–	$ 9,107,739	$ 7,588,568	$2,405,277	$2,220,289	$145.19	$110.49	$757,092,000	$9.15

2021	–	–	$12,433,721	$31,508,041	$2,342,467	$5,263,092	$170.89	$134.41	$740,087,000	$8.91

2020	–	–	$ 8,709,348	$13,337,289	$2,248,966	$2,725,777	$120.83	$121.14	$555,863,000	$7.10

(1)
For each fiscal year, represents amount reported for our CEO(s) and average amount reported for our non-CEO
NEOs, in each case in the Total column of the Summary Compensation Table. Our NEOs for each of these fiscal years are shown below.

Year	CEO(s)	Non-CEO NEOs
2024	Deon Stander	Danny Allouche, Gregory Lovins, Mitchell Butier, Francisco Melo and Ryan Yost
2023	Deon Stande r/Mitchell Butier	Gregory Lovins, Francisco Melo, Deena Baker-Nel and Nicholas Colisto
2022	Mitchell Butier	Deon Stander, Gregory Lovins, Deena Baker-Nel and Ignacio Walker
2021	Mitchell Butier	Deon Stander, Gregory Lovins, Deena Baker-Nel and Ignacio Walker
2020	Mitchell Butier	Deon Stander, Gregory Lovins, Anne Hill and Susan Miller

(2)
Amounts represent Compensation Actually Paid to our CEO(s) or the average Compensation Actually Paid to our non-CEO NEOs, in each case which represents amounts reported in the Total column of the Summary Compensation Table for the applicable fiscal year. For 2024, amounts were adjusted as shown below. Fair value or change in fair value, as applicable, of equity awards in the Compensation Actually Paid columns was determined as follows: (i) for RSUs, the closing price of our common stock on the fiscal year-end date, or, in the case of vesting RSUs, the closing price of our common stock on the applicable vesting date; (ii) for the performance condition component of PUs, the same valuation methodology as RSUs except that year-end values were multiplied by a factor reflecting achievement of the probable outcome of the respective cumulative EVA performance objective as of the applicable measurement date; (iii) for the market condition component of PUs and for MSUs, using the Monte-Carlo simulation method to estimate the probability of achieving the respective relative and absolute TSR performance objective, respectively, as of the applicable measurement date; and (iv) for stock options, using the Black-Scholes pricing model as of the applicable measurement date. For information on the inputs to our Monte-Carlo simulations, see footnote (2) to our 2024 Summary Compensation Table. For purposes of these adjustments, awards to retirement-eligible NEOs are considered vested only at the time of retirement.

	2024

Adjustments	Stander	Average of Non-CEO NEOs

Decrease for amounts reported under Stock Awards and Option Awards columns in 2024 Summary Compensation Table	$(6,643,355)	$(2,040,463)

Increase based on ASC 718 fair value of awards granted during fiscal year 2024 that remained unvested as of fiscal year-end 2024, determined as of fiscal year-end 2024	6,166,731	1,832,833

Increase/Decrease based on ASC 718 fair value of awards granted during fiscal year 2024 that vested during fiscal year, determined as of vesting date	–	–

Decrease for awards granted during prior fiscal years that were outstanding and unvested as of fiscal year-end 2024, determined based on change in ASC 718 fair value from prior fiscal year-end to fiscal year-end 2024	(1,677,949)	(1,272,523)

Decrease for awards granted during prior fiscal years that vested during fiscal year 2024, determined based on change in ASC 718 fair value from prior fiscal year-end to vesting date	(273,463)	(297,664)

Decrease for change in the actuarial present values reported under Change in Pension Value and NQDC Earnings column of 2024 Summary Compensation Table	–	(3,208)

Increase/Decrease for service cost and, if applicable, prior service cost, for pension plans	–	–

Total Adjustments	$(2,428,036)	$(1,781,025)

(3)	Peer Group represents the Dow Jones U.S. Containers and Packaging Index.

(4)	Adjusted EPS is a non-GAAP financial measure reconciled from GAAP in Appendix A of this proxy statement.

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote
(1)
For each fiscal year, represents amount reported for our CEO(s) and average amount reported for our non-CEO
NEOs, in each case in the Total column of the Summary Compensation Table. Our NEOs for each of these fiscal years are shown below.

Year	CEO(s)	Non-CEO NEOs
2024	Deon Stander	Danny Allouche, Gregory Lovins, Mitchell Butier, Francisco Melo and Ryan Yost
2023	Deon Stande r/Mitchell Butier	Gregory Lovins, Francisco Melo, Deena Baker-Nel and Nicholas Colisto
2022	Mitchell Butier	Deon Stander, Gregory Lovins, Deena Baker-Nel and Ignacio Walker
2021	Mitchell Butier	Deon Stander, Gregory Lovins, Deena Baker-Nel and Ignacio Walker
2020	Mitchell Butier	Deon Stander, Gregory Lovins, Anne Hill and Susan Miller

Peer Group Issuers, Footnote	Peer Group represents the Dow Jones U.S. Containers and Packaging Index.
Adjustment To PEO Compensation, Footnote
(2)
Amounts represent Compensation Actually Paid to our CEO(s) or the average Compensation Actually Paid to our non-CEO NEOs, in each case which represents amounts reported in the Total column of the Summary Compensation Table for the applicable fiscal year. For 2024, amounts were adjusted as shown below. Fair value or change in fair value, as applicable, of equity awards in the Compensation Actually Paid columns was determined as follows: (i) for RSUs, the closing price of our common stock on the fiscal year-end date, or, in the case of vesting RSUs, the closing price of our common stock on the applicable vesting date; (ii) for the performance condition component of PUs, the same valuation methodology as RSUs except that year-end values were multiplied by a factor reflecting achievement of the probable outcome of the respective cumulative EVA performance objective as of the applicable measurement date; (iii) for the market condition component of PUs and for MSUs, using the Monte-Carlo simulation method to estimate the probability of achieving the respective relative and absolute TSR performance objective, respectively, as of the applicable measurement date; and (iv) for stock options, using the Black-Scholes pricing model as of the applicable measurement date. For information on the inputs to our Monte-Carlo simulations, see footnote (2) to our 2024 Summary Compensation Table. For purposes of these adjustments, awards to retirement-eligible NEOs are considered vested only at the time of retirement.

	2024

Adjustments	Stander	Average of Non-CEO NEOs

Decrease for amounts reported under Stock Awards and Option Awards columns in 2024 Summary Compensation Table	$(6,643,355)	$(2,040,463)

Increase based on ASC 718 fair value of awards granted during fiscal year 2024 that remained unvested as of fiscal year-end 2024, determined as of fiscal year-end 2024	6,166,731	1,832,833

Increase/Decrease based on ASC 718 fair value of awards granted during fiscal year 2024 that vested during fiscal year, determined as of vesting date	–	–

Decrease for awards granted during prior fiscal years that were outstanding and unvested as of fiscal year-end 2024, determined based on change in ASC 718 fair value from prior fiscal year-end to fiscal year-end 2024	(1,677,949)	(1,272,523)

Decrease for awards granted during prior fiscal years that vested during fiscal year 2024, determined based on change in ASC 718 fair value from prior fiscal year-end to vesting date	(273,463)	(297,664)

Decrease for change in the actuarial present values reported under Change in Pension Value and NQDC Earnings column of 2024 Summary Compensation Table	–	(3,208)

Increase/Decrease for service cost and, if applicable, prior service cost, for pension plans	–	–

Total Adjustments	$(2,428,036)	$(1,781,025)

Non-PEO NEO Average Total Compensation Amount	$ 3,102,488	$ 2,107,852	$ 2,405,277	$ 2,342,467	$ 2,248,966
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,321,463	351,353	2,220,289	5,263,092	2,725,777
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Amounts represent Compensation Actually Paid to our CEO(s) or the average Compensation Actually Paid to our non-CEO NEOs, in each case which represents amounts reported in the Total column of the Summary Compensation Table for the applicable fiscal year. For 2024, amounts were adjusted as shown below. Fair value or change in fair value, as applicable, of equity awards in the Compensation Actually Paid columns was determined as follows: (i) for RSUs, the closing price of our common stock on the fiscal year-end date, or, in the case of vesting RSUs, the closing price of our common stock on the applicable vesting date; (ii) for the performance condition component of PUs, the same valuation methodology as RSUs except that year-end values were multiplied by a factor reflecting achievement of the probable outcome of the respective cumulative EVA performance objective as of the applicable measurement date; (iii) for the market condition component of PUs and for MSUs, using the Monte-Carlo simulation method to estimate the probability of achieving the respective relative and absolute TSR performance objective, respectively, as of the applicable measurement date; and (iv) for stock options, using the Black-Scholes pricing model as of the applicable measurement date. For information on the inputs to our Monte-Carlo simulations, see footnote (2) to our 2024 Summary Compensation Table. For purposes of these adjustments, awards to retirement-eligible NEOs are considered vested only at the time of retirement.

	2024

Adjustments	Stander	Average of Non-CEO NEOs

Decrease for amounts reported under Stock Awards and Option Awards columns in 2024 Summary Compensation Table	$(6,643,355)	$(2,040,463)

Increase based on ASC 718 fair value of awards granted during fiscal year 2024 that remained unvested as of fiscal year-end 2024, determined as of fiscal year-end 2024	6,166,731	1,832,833

Increase/Decrease based on ASC 718 fair value of awards granted during fiscal year 2024 that vested during fiscal year, determined as of vesting date	–	–

Decrease for awards granted during prior fiscal years that were outstanding and unvested as of fiscal year-end 2024, determined based on change in ASC 718 fair value from prior fiscal year-end to fiscal year-end 2024	(1,677,949)	(1,272,523)

Decrease for awards granted during prior fiscal years that vested during fiscal year 2024, determined based on change in ASC 718 fair value from prior fiscal year-end to vesting date	(273,463)	(297,664)

Decrease for change in the actuarial present values reported under Change in Pension Value and NQDC Earnings column of 2024 Summary Compensation Table	–	(3,208)

Increase/Decrease for service cost and, if applicable, prior service cost, for pension plans	–	–

Total Adjustments	$(2,428,036)	$(1,781,025)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Pay vs. Performance Financial Performance Measures
We believe the financial performance measures shown below, all of which are performance objectives used in our executive compensation program, were the most important in linking CAP to our NEOs for 2024. For additional information regarding these measures, including reconciliations of non-GAAP
financial measures from GAAP, see the
Compensation and Discussion Analysis
and Appendix A sections of this proxy statement.

•	Absolute and Relative TSR
•	Adjusted EPS
•	Cumulative EVA
•	Adjusted Sales Growth
•	Adjusted Free Cash Flow

Total Shareholder Return Amount	$ 155.2	165.02	145.19	170.89	120.83
Peer Group Total Shareholder Return Amount	136.22	118.91	110.49	134.41	121.14
Net Income (Loss)	$ 704,936,000	$ 502,988,000	$ 757,092,000	$ 740,087,000	$ 555,863,000
Company Selected Measure Amount	9.43	7.9	9.15	8.91	7.1
Measure:: 1
Pay vs Performance Disclosure
Name	Absolute and Relative TSR
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EPS
Non-GAAP Measure Description	Adjusted EPS is a non-GAAP financial measure reconciled from GAAP in Appendix A of this proxy statement.
Measure:: 3
Pay vs Performance Disclosure
Name	Cumulative EVA
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Sales Growth
Measure:: 5
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow
Deon Stander [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 9,853,372	$ 6,070,962
PEO Actually Paid Compensation Amount	$ 7,425,336	$ 7,216,077
PEO Name	Deon Stander	Deon Stander
Mitchell Butier [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 9,700,108	$ 9,107,739	$ 12,433,721	$ 8,709,348
PEO Actually Paid Compensation Amount		$ 10,879,032	$ 7,588,568	$ 31,508,041	$ 13,337,289
PEO Name		Mitchell Butier	Mitchell Butier	Mitchell Butier	Mitchell Butier
PEO | Deon Stander [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,428,036)
PEO | Deon Stander [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,643,355)
PEO | Deon Stander [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,166,731
PEO | Deon Stander [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,677,949)
PEO | Deon Stander [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(273,463)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,208)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,781,025)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,040,463)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,832,833
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,272,523)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (297,664)